Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Operating activities
Net loss	$ (114,762)	$ (546,489)
Items not affecting cash	71,263	508,484
Changes in non-cash operating working capital items	431	(56,549)
Cash used in operating activities	(43,068)	(94,554)
Financing activities
Proceeds from issuance of senior secured note, net	377,433	0
Proceeds from issuance of common shares, net	46,140	186,673
Shortfall payments and other transaction costs	(4,482)	0
Proceeds from the exercise of stock options	1,230	134
Payments on RSU exercise	(287)	0
Proceeds from the exercise of warrants	6,806	4,291
Repayments of term loan	(38,415)	(3,500)
Interest paid on term loan	(2,035)	(1,849)
Lease payments	(4,835)	(4,341)
Issuance of unsecured convertible debentures	0	70,000
Interest paid on unsecured convertible debentures	(3,583)	(3,205)
Cash provided financing activities	377,972	248,203
Investing activities
Settlement of short-term investments	0	25,420
Proceeds from sale of investments	0	7,871
Cash outflows to restricted cash	(120,985)	13,089
Cash outflows to cash held in escrow	(276,654)	0
Net cash acquired on business combination	2,804	0
Issuance of convertible debenture receivable	(19,500)	0
Proceeds from sale of property, plant and equipment	93	10,966
Acquisition of property, plant and equipment	(30,004)	(109,040)
Purchase of intangible assets	(2,336)	(856)
Investment in associates and joint ventures	(5,033)	(30,494)
Cash used in investing activities	(451,615)	(83,044)
(Decrease)/increase in cash and cash equivalents	(116,711)	70,605
Cash and cash equivalents, beginning of year	184,173	113,568
Cash and cash equivalents, end of year	$ 67,462	$ 184,173